Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

August 9, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:    Pioneer Municipal High Income Advantage Fund, Inc. (File No. 811-21409)

Pioneer Municipal High Income Fund, Inc. (File No. 811-21321)

Pioneer Municipal High Income Opportunities Fund, Inc. (File No. 811-23699)

Ladies and Gentlemen:

On behalf of each of the above-listed Registrants, we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a preliminary copy of each of the notice of annual meeting, joint proxy statement and form of proxy (the “Proxy Materials”) to be used in connection with the annual meeting of stockholders of each of the Registrants, to be held on October 3, 2024 (the “2024 Annual Meeting”).

The purpose of the meetings to which the Proxy Materials relate is to elect directors. The Registrants are filing the Proxy Materials as preliminary materials because they have received a notice from Saba Capital Master Fund, Ltd., an affiliate of Saba Capital Management, L.P. (together, “Saba”), that Saba intends to nominate a candidate to each Registrant’s Board at the 2024 Annual Meeting. Accordingly, while the Registrants do not know whether Saba will, in fact, solicit proxies in connection with the 2024 Annual Meeting, the Registrants are filing the Proxy Materials with the expectation that Saba will conduct a contested solicitation in connection with the 2024 Annual Meeting.

Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to shareholders on or about August 23, 2024.

Please call the undersigned at (617) 951-8458 or Toby Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz

cc:          John Johnson, Esq.

Christopher J. Kelley, Esq.

Roger P. Joseph, Esq.

Lea Anne Copenhefer, Esq.

Toby Serkin, Esq.